Filed Pursuant to Rule 497(e)
1933 Act File No. 333-09153
1940 Act File No. 811-07737

PURISIMA FUNDS

On behalf of Purisima Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplemented form of Prospectus for The Purisima All-Purpose Fund, which was filed pursuant to Rule 497(e) on January 21, 2015.  The purpose of this filing is to submit the 497(e) filing dated January 21, 2015 in XBRL for The Purisima All-Purpose Fund.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE